MINERAL PROPERTIES (Narrative) (Details) (USD $)	12 Months Ended		154 Months Ended	1 Months Ended			1 Months Ended		1 Months Ended			1 Months Ended		12 Months Ended				1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Feb. 29, 2008 Columbus Project [Member]	Feb. 20, 2008 Columbus Project [Member]	Feb. 19, 2008 Columbus Project [Member]	Jul. 31, 2011 Red Mountain Project [Member]	Jul. 20, 2011 Red Mountain Project [Member]	Jul. 31, 2011 Red Mountain Project [Member] Qualifying Expenditures [Member]	Jul. 31, 2011 Red Mountain Project [Member] Scenario, Forecast [Member]	Jul. 20, 2011 Red Mountain Project [Member] Scenario, Forecast [Member]	Dec. 31, 2013 Reclamation bonds [Member]	Dec. 31, 2012 Reclamation bonds [Member]	Dec. 31, 2013 Reclamation bonds [Member]	Dec. 31, 2012 Reclamation bonds [Member]	Dec. 31, 2013 Asset Retirement Obligation [Member]	Dec. 31, 2012 Asset Retirement Obligation [Member]	Nov. 30, 2012 DDB Claims [Member]	Jul. 20, 2011 Maximum [Member] Red Mountain Project [Member]	Jul. 20, 2011 Minimum [Member] Red Mountain Project [Member]
Mineral Property, Interest Held					100.00%	15.00%		30.60%			100.00%								29.40%	0.10%
Net Smelter Return Royalty Percentage				5.00%			5.00%
Stock Issued During Period, Shares, Acquisitions				10,440,087
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Warrants Issued				5,220,059
Payments to Acquire Property, Plant, and Equipment	$ 182,252	$ 252,843	$ 5,129,410				$ 600,000		$ 2,000									$ 180,080
Payments to Acquire Other Property, Plant, and Equipment										200,000
Mineral Property, Shares Issued, Value										3,800,000
Trading Days										20
Cash bonding												39,719	40,000
Restricted Investments												1,175,725	1,186,681	1,175,725	1,186,681
Exceeded bonding requirements												25,725	36,681	25,725	36,681
Other Comprehensive Income (Loss), Tax														11,669	7,413
Asset Retirement Obligation																672,338
Payment to Maintain Buyout								$ 8,000
Adjusted risk free rate of assets retirement obligation																4.27%	4.25%
Adjusted inflation rate of assets retirement obligation																3.91%	3.78%